Property and equipment	12 Months Ended
Mar. 31, 2016
Property, Plant and Equipment [Abstract]
Property and equipment

5. Property and equipment

The components of property and equipment were as follows:

	March 31, 2016	March 31, 2015
Cost
Asset under capital lease, net of deferred gain	$45,604	$46,030
Information systems, hardware and software	50,953	56,054
Assembly equipment, furniture, fixtures and other	21,398	28,780
Assets under development	418	1,082

	$118,373	$131,946
Accumulated depreciation and amortization
Asset under capital lease, net of deferred gain	$8,094	$5,424
Information systems, hardware and software	47,268	48,741
Assembly equipment, furniture, fixtures and other	18,917	23,036

	$74,279	$77,201
Net book value
Asset under capital lease, net of deferred gain	$37,510	$40,606
Information systems, hardware and software	3,685	7,313
Assembly equipment, furniture, fixtures and other	2,481	5,744
Assets under development	418	1,082

	$44,094	$54,745

Depreciation and amortization expense was $12,185, $16,619 and $25,875 in fiscal years 2016, 2015 and 2014 respectively. The amount of depreciation expense included in cost of sales amounted to $4,107, $5,353 and $9,518 for fiscal years 2016, 2015 and 2014 respectively.

Sale-leaseback transaction

In fiscal 2014, the Company sold its global headquarters building for proceeds of $76,216, net of transaction fees, with gains on sale of CDN$15,000. Pursuant to the agreement, the Company entered into a 20-year lease agreement on the building with an effective date of May 7, 2013. Based on the terms of the agreement, the Company has classified and is accounting for the lease as a capital lease. The lease provides an option for four additional five-year periods. The initial base rent is CDN$5,945 per year, payable monthly, with an 8% escalation every five years. The effective interest rate on the capital lease obligation outstanding was 6.6%. Under the lease, the Company is responsible for the management fees and cost of utilities, insurance, taxes and maintenance expenses.

Future minimum annual payments under capital lease at March 31, 2016 are as follows:

Fiscal year ending March 31,

Annual minimum lease payments
2017	$4,585
2018	4,585
2019	4,922
2020	4,952
2021	4,952
2022 and thereafter	65,940

Total minimum lease payments	$89,936
Less: imputed interest on capital lease	37,314

Present value of minimum lease payments	$52,622